Related Party Transactions	12 Months Ended
Jun. 30, 2021
Related Party Transactions
17. Related Party Transactions

17. Related Party Transactions

Parties are related if one party has the direct or indirect ability to control or exercise significant influence over the other party in making operating and financial decisions. Parties are also related if they are subject to common control or common significant influence. Other related parties include companies controlled by key management personnel. Related parties include key management, which consists of the Board of Directors, Chief Executive Officer, Chief Financial Officer, and the Senior Vice Presidents of the Company.

A transaction is considered a related party transaction when there is a transfer of economic resources or financial obligations between related parties. Related party transactions that are in the normal course of business and have commercial substance are measured at the fair value. Balances and transactions between the Company and its wholly owned subsidiaries, which are related parties of the Company, have been eliminated and are not disclosed in this note.

The following key management related party transactions occurred during the following reporting periods:

	Year ended	Year ended	Year ended
	June 30,	June 30,	June 30,
	2021	2020	2019
Payroll and benefits	$448,984	$381,777	$439,175
Consulting fees	341,541	331,682	335,045
Professional fees	35,946	-	-
Share-based compensation	3,744,172	-	640,692
Total	$4,570,643	$713,459	$1,414,912

The following key management related party balances existed as of the end of the following reporting periods:

	As of	As of
	June 30,	June 30,
	2021	2020
Amounts receivable from key management	$17,007	$-
Prepaid expenses to companies controlled by key management	$6,949	$3,178
Accounts payable due to companies controlled by key management	$-	$86,685
Accrued liabilities due to key management	$64,503	$54,727